Employee Benefit Obligations - Weighted Average Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average assumptions used to determine net periodic benefit cost
Pension expense		$ 133
Curtailment and settlement losses including special termination benefits		$ 46
Corridor percentage considered for amortization of accumulated actuarial gains and losses		10.00%
Forecast
Weighted-average assumptions used to determine net periodic benefit cost
Pension expense	$ 65
Defined Benefit Pension Plans
Weighted-average assumptions used to determine net periodic benefit cost
Pension expense		$ 135	$ 169	$ 96
Market related value of plan assets used to calculate expected return		$ 6,121	$ 6,068	$ 1,395
Corridor percentage considered for amortization of accumulated actuarial gains and losses		10.00%
Defined Benefit Pension Plans | Forecast
Weighted-average assumptions used to determine benefit obligations
Effect of one quarter of a percentage point reduction in the expected return on pension assets assumption, on pension expense	15
Effect of quarter of a percentage point reduction in the discount rate applied to the pension liability, on pension expense	$ (3)
U.S. | Defined Benefit Pension Plans
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)		3.72%	4.26%	4.60%
Rate of compensation increase (as a percent)		4.15%	4.14%	4.80%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)		4.27%	4.60%	4.15%
Rate of compensation increase (as a percent)		4.14%	4.98%	4.80%
Expected long-term rate of return on assets (as a percent)		5.50%	6.88%	7.25%
Pension expense		$ 132	$ 81	$ 74
Foreign | Defined Benefit Pension Plans
Weighted-average assumptions used to determine net periodic benefit cost
Pension expense		$ 3	$ 88	$ 22
Canada | Defined Benefit Pension Plans
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)		2.80%	3.50%	3.50%
Rate of compensation increase (as a percent)				3.00%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)		3.50%	3.50%	3.50%
Rate of compensation increase (as a percent)				3.00%
Expected long-term rate of return on assets (as a percent)		4.00%	4.00%	4.00%
U.K. | Defined Benefit Pension Plans
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)		2.55%	2.70%	3.75%
Rate of compensation increase (as a percent)		4.41%	4.30%	3.00%
Pension increase (as a percent)		3.41%	3.30%	3.15%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)		2.70%	2.90%	3.75%
Rate of compensation increase (as a percent)		4.30%	3.80%	3.00%
Pension increase (as a percent)		3.41%	2.80%	3.15%
Expected long-term rate of return on assets (as a percent)		3.20%	3.40%	6.50%
Germany | Defined Benefit Pension Plans
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)		1.68%	1.54%	2.25%
Rate of compensation increase (as a percent)		2.50%	2.50%	2.50%
Pension increase (as a percent)		1.50%	1.50%	1.75%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)		1.52%	1.29%	1.75%
Rate of compensation increase (as a percent)		2.50%	2.00%	2.50%
Pension increase (as a percent)		1.50%	1.50%	1.75%